Related Party Transactions - Schedule of Related Party Balances (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Wenzao Huang [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 160,336	$ 162,034
Lihui Xu [Member]
Related Party Transaction [Line Items]
Due to related parties	9,473	24,734
Rongjun Xu [Member]
Related Party Transaction [Line Items]
Due to related parties	3
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	169,812	186,768
Due from related parties	2,089	1,030
Lianken [Member]
Related Party Transaction [Line Items]
Due from related parties	523	258
Tianhua [Member]
Related Party Transaction [Line Items]
Due from related parties	522	258
Xingcan [Member]
Related Party Transaction [Line Items]
Due from related parties	522	257
Weibo [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 522	$ 257